Equity - Additional Information (Detail) - CLP ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Shareholders Equity [Line Items]
Issued capital	$ 2,229,108,975,000	$ 2,229,108,975,000
Enel Generación Chile S.A. [Member]
Disclosure Of Shareholders Equity [Line Items]
Restricted net asset value	456,844,078,000	$ 458,309,294,000
Enersis S. A. [Member]
Disclosure Of Shareholders Equity [Line Items]
Issued capital	$ 2,229,108,974,538
Number of shares outstanding	49,092,772,762